Employee Benefits - Target Ranges and Allocations (Detail)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation	100.00%
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	35.00%
Target Allocation, maximum	85.00%
Target allocation	63.00%
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	10.00%
Target Allocation, maximum	30.00%
Target allocation	22.00%
Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%
Target allocation	9.00%
Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%
Target allocation	6.00%